Organization and Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended						63 Months Ended	90 Months Ended
	Dec. 31, 2018 USD ($) $ / shares		Sep. 30, 2018 USD ($) $ / shares		Jun. 30, 2018 USD ($) $ / shares		Mar. 31, 2018 USD ($) $ / shares		Dec. 31, 2017 USD ($) $ / shares		Sep. 30, 2017 USD ($) $ / shares		Jun. 30, 2017 USD ($) $ / shares		Mar. 31, 2017 USD ($) $ / shares		Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares		Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2015 USD ($)
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							$ 214.6										$ 214.6
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment																	1,965.0		$ 1,709.1		$ 1,688.5
Amortization of Certain Securitized Assets																	287.9		275.9		254.6
Amortization of Regulatory Assets and Liabilities																	33.7		12.2		19.2
Utilities Operating Expense, Depreciation and Amortization																	2,286.6		1,997.2		1,962.3
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	939.3		858.3		848.5
Income Taxes Paid, Net																	(24.7)		(1.1)		29.5
Construction in Progress Expenditures Incurred but Not yet Paid																	1,120.4		1,330.8		858.0
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	55.6		60.7		86.1
Construction Expenditures Included in Current Liabilities as of December 31,																	1,120.4		1,330.8		858.0
Construction Expenditures Included in Noncurrent Liabilities as of December 31,																	0.0		71.8		0.0
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,																	4.0		0.0		2.1
Noncash Contribution of Assets by Noncontrolling Interest																	84.0		0.0		0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage																	2.2		2.6		0.7
Restricted Cash	$ 210.0								$ 198.0								210.0		198.0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	$ 444.1								$ 412.6								444.1		412.6		403.5				$ 426.9
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest																	1,931.3		1,928.9		620.5
Net Income (Loss) Attributable to Noncontrolling Interests																	7.5		16.3		7.1
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic																	$ 1,923.8		$ 1,912.6		$ 613.4
Weighted Average Number of Basic AEP Common Shares Outstanding | shares																	492,774,600		491,814,651		491,495,458
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS | $ / shares	$ 0.74	[1]	$ 1.17	[1]	$ 1.07	[1]	$ 0.92	[1]	$ 0.81	[1]	$ 1.11	[1]	$ 0.76	[1]	$ 1.20	[1]	$ 3.90		$ 3.89		$ 1.25
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding | shares																	493,758,277		492,611,067		491,662,007
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS | $ / shares	$ 0.74	[1]	$ 1.17	[1]	$ 1.07	[1]	$ 0.92	[1]	$ 0.81	[1]	$ 1.10	[1]	$ 0.76	[1]	$ 1.20	[1]	$ 3.90		$ 3.88		$ 1.25
Revenues
TOTAL REVENUES	$ 3,801.1		$ 4,333.1		$ 4,013.2		$ 4,048.3		$ 3,810.4		$ 4,104.7		$ 3,576.5		$ 3,933.3		$ 16,195.7		$ 15,424.9		$ 16,380.1
Expenses
Depreciation and Amortization																	2,286.6		1,997.2		1,962.3
TOTAL EXPENSES																	13,513.0		11,899.9		15,216.2
OPERATING INCOME (LOSS)	551.1		668.6		757.0		706.0		730.9	[2]	975.1	[2]	733.3	[2]	1,085.7	[2]	2,682.7		3,525.0		1,163.9
Other Income (Expense)
Allowance for Equity Funds Used During Construction																	132.5		93.7		113.2
Interest Expense																	(984.4)		(895.0)		(877.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																	1,973.5		2,816.2		475.6
Income Tax Expense (Benefit)																	115.3		969.7		(73.7)
NET INCOME (LOSS)	364.8		579.7		530.1		456.7		401.8		556.7		376.2		594.2		1,931.3		1,928.9		618.0
Accounts Receivable:
Customers	699.0								643.9								699.0		643.9
Total Accounts Receivable	1,926.5								1,891.0								1,926.5		1,891.0
TOTAL CURRENT ASSETS	4,113.9								4,253.1								4,113.9		4,253.1
Property, Plant and Equipment
Transmission	21,531.0								18,972.5								21,531.0		18,972.5
Other Property, Plant and Equipment	4,265.0								3,706.3								4,265.0		3,706.3
Construction Work in Progress	4,393.9								4,120.7								4,393.9		4,120.7
Total Property, Plant and Equipment	73,085.2								67,428.5								73,085.2		67,428.5
Accumulated Depreciation and Amortization	17,986.1								17,167.0								17,986.1		17,167.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	55,099.1								50,261.5								55,099.1		50,261.5
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	9,589.8								10,214.5								9,589.8		10,214.5
TOTAL ASSETS	68,802.8								64,729.1								68,802.8		64,729.1		63,467.7
Current Liabilities
Accounts Payable	1,874.3								2,065.3								1,874.3		2,065.3
Accrued Taxes	1,218.0								1,115.5								1,218.0		1,115.5
TOTAL CURRENT LIABILITIES	8,648.8								8,271.3								8,648.8		8,271.3
Liabilities, Noncurrent
Deferred Income Taxes	7,086.5								6,813.9								7,086.5		6,813.9
Regulatory Liabilities and Deferred Investment Tax Credits	8,540.3								8,422.3								8,540.3		8,422.3
TOTAL NONCURRENT LIABILITIES	40,985.8								38,132.3								40,985.8		38,132.3
TOTAL LIABILITIES	49,634.6								46,403.6								49,634.6		46,403.6
Equity [Abstract]
Retained Earnings	9,325.3								8,626.7								9,325.3		8,626.7
TOTAL LIABILITIES AND EQUITY	68,802.8								64,729.1								68,802.8		64,729.1
Operating Activites
NET INCOME (LOSS)	364.8		579.7		530.1		456.7		401.8		556.7		376.2		594.2		1,931.3		1,928.9		618.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																	2,286.6		1,997.2		1,962.3
Deferred Income Taxes																	104.3		901.5		(50.0)
Allowance for Equity Funds Used During Construction																	(132.5)		(93.7)		(113.2)
Amortization of Deferred Property Taxes																	(59.1)		(29.5)		(19.0)
Change in Other Noncurrent Assets																	119.8		(423.9)		(454.6)
Increase (Decrease) in Other Noncurrent Liabilities																	129.0		181.7		15.4
Accounts Receivable, Net																	145.9		28.5		(226.6)
Accounts Payable																	36.6		(58.0)		164.9
Accrued Taxes, Net																	153.2		91.9		42.8
Net Cash Provided by (Used in) Financing Activities
Cash and Cash Equivalents at Beginning of Period							214.6										214.6
Cash and Cash Equivalents at End of Period	$ 234.1								214.6								234.1		214.6
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt																	4,945.7		3,854.1		2,594.9
Repayments of Long-term Debt																	$ 2,782.0		3,087.9		1,794.9
Number of Equity Method Investments	2																2
Equity Method Investment	$ 846.2								812.3								$ 846.2		812.3
Income (Loss) from Equity Method Investment																	$ 73.1		$ 82.4		$ 71.2
Antidilutive Shares Outstanding | shares																	0		0		0
Net Income (Loss)	364.8		579.7		530.1		456.7		401.8		556.7		376.2		594.2		$ 1,931.3		$ 1,928.9		$ 618.0
Retained Earnings	$ 9,325.3								8,626.7								$ 9,325.3		8,626.7
ETT [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage	50.00%																50.00%
Equity Method Investment	$ 666.0								664.0								$ 666.0		664.0
Income (Loss) from Equity Method Investment																	$ 62.0		82.0
ETT [Member] | Berkshire Hathaway [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage	50.00%																50.00%
ETT [Member] | AEP Transmission Holdco [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage	49.50%																49.50%
ETT [Member] | AEP Transmission Partner [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage	0.50%																0.50%
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%																25.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%																59.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%																15.00%
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%																1.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%																2.00%
AEP Texas Inc. [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							2.0										$ 2.0
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment																	262.2		221.1		204.0
Amortization of Certain Securitized Assets																	240.0		231.4		210.3
Amortization of Regulatory Assets and Liabilities																	(2.6)		(2.4)		(0.4)
Utilities Operating Expense, Depreciation and Amortization																	499.6		450.1		413.9
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	145.9		134.6		145.6
Income Taxes Paid, Net																	7.9		(28.3)		38.2
Construction in Progress Expenditures Incurred but Not yet Paid																	243.1		325.7		100.1
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	10.6		8.2		7.1
Construction Expenditures Included in Current Liabilities as of December 31,																	243.1		325.7		100.1
Restricted Cash	$ 156.7								155.2								156.7		155.2
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	159.8								157.2								159.8		157.2		$ 146.9				208.4
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	159.8								157.2								$ 159.8		$ 157.2
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	10.00%		10.00%		10.00%
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest																	$ 211.3		$ 310.5		$ 195.4
Revenues
TOTAL REVENUES	402.0		433.4		388.3		371.6		374.1		431.2		389.5		343.6		1,595.3		1,538.4		1,461.4
Expenses
Depreciation and Amortization																	499.6		450.1		413.9
TOTAL EXPENSES																	1,249.0		1,122.3		1,085.1
OPERATING INCOME (LOSS)	84.3		94.0		86.2		81.8		96.2	[2]	128.8	[2]	108.8	[2]	82.3	[2]	346.3		416.1		376.3
Other Income (Expense)
Allowance for Equity Funds Used During Construction																	20.0		6.8		9.2
Interest Expense																	(147.3)		(142.3)		(144.4)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																	232.1		287.1		255.3
Income Tax Expense (Benefit)																	20.8		(23.4)		59.9
NET INCOME (LOSS)	60.2		57.8		46.5		46.8		163.9		64.3		49.0		33.3		211.3		310.5		146.6
Accounts Receivable:
Customers	110.9								105.3								110.9		105.3
Total Accounts Receivable	196.9								194.0								196.9		194.0
Accrued Tax Benefits	44.9								41.0								44.9		41.0
TOTAL CURRENT ASSETS	476.5								563.8								476.5		563.8
Property, Plant and Equipment
Transmission	3,683.6								3,053.6								3,683.6		3,053.6
Other Property, Plant and Equipment	727.9								461.0								727.9		461.0
Construction Work in Progress	836.2								835.7								836.2		835.7
Total Property, Plant and Equipment	9,643.0								8,419.6								9,643.0		8,419.6
Accumulated Depreciation and Amortization	1,651.2								1,594.5								1,651.2		1,594.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,991.8								6,825.1								7,991.8		6,825.1
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	1,135.4								1,384.7								1,135.4		1,384.7
TOTAL ASSETS	9,603.7								8,773.6								9,603.7		8,773.6
Current Liabilities
Accounts Payable	276.5								379.4								276.5		379.4
Affiliated Companies	30.3								30.2								30.3		30.2
Accrued Taxes	75.5								77.2								75.5		77.2
TOTAL CURRENT LIABILITIES	1,259.5								871.5								1,259.5		871.5
Liabilities, Noncurrent
Deferred Income Taxes	913.1								913.1								913.1		913.1
Regulatory Liabilities and Deferred Investment Tax Credits	1,344.3								1,320.5								1,344.3		1,320.5
TOTAL NONCURRENT LIABILITIES	5,763.7								5,732.2								5,763.7		5,732.2
TOTAL LIABILITIES	7,023.2								6,603.7								7,023.2		6,603.7
Equity [Abstract]
Retained Earnings	1,337.7								1,124.6								1,337.7		1,124.6
TOTAL LIABILITIES AND EQUITY	9,603.7								8,773.6								9,603.7		8,773.6
Operating Activites
NET INCOME (LOSS)	60.2		57.8		46.5		46.8		163.9		64.3		49.0		33.3		211.3		310.5		146.6
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																	499.6		450.1		413.9
Deferred Income Taxes																	(16.5)		63.3		29.5
Allowance for Equity Funds Used During Construction																	(20.0)		(6.8)		(9.2)
Change in Other Noncurrent Assets																	(35.4)		(49.4)		(44.1)
Increase (Decrease) in Other Noncurrent Liabilities																	44.9		8.8		(10.3)
Accounts Receivable, Net																	(2.9)		(23.5)		(22.6)
Accounts Payable																	(20.3)		30.8		(3.0)
Accrued Taxes, Net																	(5.6)		(31.3)		(22.6)
Net Cash Provided by (Used in) Financing Activities
Cash and Cash Equivalents at Beginning of Period							2.0										2.0
Cash and Cash Equivalents at End of Period	3.1								2.0								3.1		2.0
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt																	494.0		749.6		199.2
Repayments of Long-term Debt																	266.1		323.1		428.7
Net Income (Loss)	60.2		57.8		46.5		46.8		163.9		64.3		49.0		33.3		211.3		310.5		146.6
Retained Earnings	$ 1,337.7								1,124.6								$ 1,337.7		1,124.6
AEP Texas Inc. [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%																25.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%																59.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%																15.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%																1.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%																2.00%
AEP Transmission Co [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							0.0								0.0		$ 0.0		0.0		0.0
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment																	133.9		95.7	[3]	65.9
Amortization of Certain Securitized Assets																	0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																	0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization																	133.9		95.7	[3],[4]	65.9
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	80.2		62.4		42.0
Income Taxes Paid, Net																	(30.7)		(107.3)		(235.1)
Construction in Progress Expenditures Incurred but Not yet Paid																	345.0		485.0		298.3
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	0.0		0.2		0.0
Construction Expenditures Included in Current Liabilities as of December 31,																	$ 345.0		$ 485.0		$ 298.3
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	10.00%		10.00%		10.00%
Revenues
TOTAL REVENUES	$ 189.9	[5]	194.4	[5]	200.1	[5]	191.7	[5]	159.2		165.6		229.4		152.7		$ 776.1		$ 706.9	[4]	$ 478.0
Expenses
Depreciation and Amortization																	133.9		95.7	[3],[4]	65.9
TOTAL EXPENSES																	366.0		274.0		197.9
OPERATING INCOME (LOSS)	91.5	[5]	97.0	[5]	110.5	[5]	111.1	[5]	83.5	[2]	93.6	[2]	165.4	[2]	90.4	[2]	410.1		432.9		280.1
Other Income (Expense)
Allowance for Equity Funds Used During Construction																	70.6		49.0	[4],[6]	52.3
Interest Expense																	(83.2)		(70.2)	[4]	(46.0)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																	400.0		412.9		286.8
Income Tax Expense (Benefit)																	84.1		142.2	[4],[7]	94.1
NET INCOME (LOSS)	71.7	[5]	78.1	[5]	82.0	[5]	84.1	[5]	47.7		58.6		107.4		57.0		315.9		270.7	[4],[7]	192.7
Accounts Receivable:
Customers	11.8								15.0								11.8		15.0
Total Accounts Receivable	72.8								109.5								72.8		109.5
Accrued Tax Benefits	33.4								49.4								33.4		49.4
TOTAL CURRENT ASSETS	225.5								326.4								225.5		326.4
Property, Plant and Equipment
Transmission	6,515.8								5,319.7								6,515.8		5,319.7
Other Property, Plant and Equipment	174.0								126.8								174.0		126.8
Construction Work in Progress	1,578.3								1,324.0								1,578.3		1,324.0
Total Property, Plant and Equipment	8,268.1								6,770.5	[4]							8,268.1		6,770.5	[4]
Accumulated Depreciation and Amortization	271.9								152.6	[4]							271.9		152.6	[4]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,996.2								6,617.9	[4],[8]							7,996.2		6,617.9	[4],[8]
Other Noncurrent Assets
Deferred Property Taxes	157.9								125.0								157.9		125.0
TOTAL OTHER NONCURRENT ASSETS	172.4								137.8								172.4		137.8
TOTAL ASSETS	8,394.1								7,082.1	[4]							8,394.1		7,082.1	[4]	5,349.8
Current Liabilities
Accounts Payable	347.2								484.5								347.2		484.5
Affiliated Companies	56.0								66.1								56.0		66.1
Accrued Taxes	288.9								231.5								288.9		231.5
TOTAL CURRENT LIABILITIES	842.2								866.9								842.2		866.9
Liabilities, Noncurrent
Deferred Income Taxes	704.4								600.4								704.4		600.4
Regulatory Liabilities and Deferred Investment Tax Credits	521.3								493.8								521.3		493.8
TOTAL NONCURRENT LIABILITIES	3,982.1								3,625.3								3,982.1		3,625.3
TOTAL LIABILITIES	4,824.3								4,492.2								4,824.3		4,492.2
Equity [Abstract]
Retained Earnings	1,089.2								773.3								1,089.2		773.3
TOTAL MEMBER'S EQUITY	3,569.8								2,589.9								3,569.8		2,589.9		1,957.6				1,552.9
TOTAL LIABILITIES AND EQUITY	8,394.1								7,082.1								8,394.1		7,082.1
Operating Activites
NET INCOME (LOSS)	71.7	[5]	78.1	[5]	82.0	[5]	84.1	[5]	47.7		58.6		107.4		57.0		315.9		270.7	[4],[7]	192.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																	133.9		95.7	[3],[4]	65.9
Deferred Income Taxes																	98.9		271.5		223.1
Allowance for Equity Funds Used During Construction																	(70.6)		(49.0)	[4],[6]	(52.3)
Amortization of Deferred Property Taxes																	(32.9)		(22.8)		(15.3)
Change in Other Noncurrent Assets																	14.6		11.0		(2.8)
Increase (Decrease) in Other Noncurrent Liabilities																	17.4		27.5		4.4
Accounts Receivable, Net																	36.7		(30.4)		(22.6)
Accounts Payable																	(7.5)		23.0		14.3
Accrued Taxes, Net																	73.4		16.3		143.8
Net Cash Flows from (Used for) Operating Activities																	548.6		604.8		548.9
Investing Activities
Net Cash Flows from (Used for) Investing Activities																	(1,513.3)		(1,595.6)		(1,135.0)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities																	964.7		990.8		586.1
Net Increase (Decrease) in Cash and Cash Equivalents																	0.0		0.0		0.0
Cash and Cash Equivalents at Beginning of Period							0.0								0.0		0.0		0.0		0.0
Cash and Cash Equivalents at End of Period	0.0								0.0								0.0		0.0		0.0
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt																	321.0		617.6		686.9
Repayments of Long-term Debt																	50.0		0.0		300.0
Net Income (Loss)	71.7	[5]	78.1	[5]	82.0	[5]	84.1	[5]	47.7		58.6		107.4		57.0		315.9		270.7	[4],[7]	192.7
Retained Earnings	1,089.2								773.3								1,089.2		773.3
Appalachian Power Co [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							2.9										2.9
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment																	428.1		407.6		387.6
Amortization of Certain Securitized Assets																	0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																	0.3		0.3		0.9
Utilities Operating Expense, Depreciation and Amortization																	428.4		407.9		388.5
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	182.0		183.6		181.8
Income Taxes Paid, Net																	(13.0)		31.2		22.1
Construction in Progress Expenditures Incurred but Not yet Paid																	134.4		126.3		151.6
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	5.5		3.5		6.1
Construction Expenditures Included in Current Liabilities as of December 31,																	134.4		126.3		151.6
Restricted Cash	25.6								16.3								25.6		16.3
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	29.8								19.2								$ 29.8		$ 19.2		$ 18.5				17.6
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	10.00%		10.00%		10.00%
Revenues
TOTAL REVENUES	718.1		762.0		667.0		820.4		746.8		719.3		675.3		792.8		$ 2,967.5		$ 2,934.2		$ 3,001.2
Expenses
Depreciation and Amortization																	428.4		407.9		388.5
TOTAL EXPENSES																	2,484.0		2,243.9		2,262.9
OPERATING INCOME (LOSS)	108.1		49.8		132.6		193.0		173.6	[2]	171.7	[2]	126.1	[2]	218.9	[2]	483.5		690.3		738.3
Other Income (Expense)
Allowance for Equity Funds Used During Construction																	13.2		9.2		11.7
Interest Expense																	(194.8)		(190.9)		(188.5)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																	322.9		516.6		568.2
Income Tax Expense (Benefit)																	(44.9)		185.3		199.1
NET INCOME (LOSS)	77.8		87.1		77.4		125.5		82.6		86.0		52.1		110.6		367.8		331.3		369.1
Accounts Receivable:
Customers	146.5								123.1								146.5		123.1
Total Accounts Receivable	283.4								263.9								283.4		263.9
TOTAL CURRENT ASSETS	698.7								636.2								698.7		636.2
Property, Plant and Equipment
Transmission	3,317.7								3,019.9								3,317.7		3,019.9
Other Property, Plant and Equipment	485.8								427.9								485.8		427.9
Construction Work in Progress	490.2								483.0								490.2		483.0
Total Property, Plant and Equipment	14,792.7								14,141.5								14,792.7		14,141.5
Accumulated Depreciation and Amortization	4,124.4								3,896.4								4,124.4		3,896.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	10,668.3								10,245.1								10,668.3		10,245.1
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	923.5								1,047.3								923.5		1,047.3
TOTAL ASSETS	12,290.5								11,928.6								12,290.5		11,928.6
Current Liabilities
Accounts Payable	263.8								264.9								263.8		264.9
Affiliated Companies	84.0								92.7								84.0		92.7
Accrued Taxes	89.3								94.5								89.3		94.5
TOTAL CURRENT LIABILITIES	1,354.0								1,124.2								1,354.0		1,124.2
Liabilities, Noncurrent
Deferred Income Taxes	1,625.8								1,565.7								1,625.8		1,565.7
Regulatory Liabilities and Deferred Investment Tax Credits	1,449.7								1,454.9								1,449.7		1,454.9
TOTAL NONCURRENT LIABILITIES	6,930.4								6,999.9								6,930.4		6,999.9
TOTAL LIABILITIES	8,284.4								8,124.1								8,284.4		8,124.1
Equity [Abstract]
Retained Earnings	1,922.0								1,714.1								1,922.0		1,714.1
TOTAL LIABILITIES AND EQUITY	12,290.5								11,928.6								12,290.5		11,928.6
Operating Activites
NET INCOME (LOSS)	77.8		87.1		77.4		125.5		82.6		86.0		52.1		110.6		367.8		331.3		369.1
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																	428.4		407.9		388.5
Deferred Income Taxes																	(16.8)		171.5		130.7
Allowance for Equity Funds Used During Construction																	(13.2)		(9.2)		(11.7)
Change in Other Noncurrent Assets																	59.4		12.8		3.4
Increase (Decrease) in Other Noncurrent Liabilities																	(4.8)		11.9		(26.1)
Accounts Receivable, Net																	33.6		(28.0)		(48.0)
Accounts Payable																	(13.3)		37.5		19.5
Accrued Taxes, Net																	(13.2)		(12.7)		53.7
Net Cash Flows from (Used for) Operating Activities																	846.6		880.0		894.7
Investing Activities
Net Cash Flows from (Used for) Investing Activities																	(769.4)		(802.3)		(631.9)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities																	(66.6)		(77.0)		(261.9)
Cash and Cash Equivalents at Beginning of Period							2.9										2.9
Cash and Cash Equivalents at End of Period	4.2								2.9								4.2		2.9
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt																	203.2		320.9		314.0
Repayments of Long-term Debt																	124.0		377.9		213.6
Net Income (Loss)	77.8		87.1		77.4		125.5		82.6		86.0		52.1		110.6		367.8		331.3		369.1
Retained Earnings	$ 1,922.0								1,714.1								$ 1,922.0		1,714.1
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%																25.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%																59.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%																15.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%																1.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%																2.00%
Indiana Michigan Power Co [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							1.3								1.2		$ 1.3		1.2		1.1
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	63.4		62.6		62.1
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment																	278.9		203.1		183.9
Amortization of Certain Securitized Assets																	0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																	14.2		7.8		7.8
Utilities Operating Expense, Depreciation and Amortization																	293.1		210.9		191.7
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	116.9		94.8		83.3
Income Taxes Paid, Net																	32.6		(89.9)		(39.5)
Construction in Progress Expenditures Incurred but Not yet Paid																	93.0		88.5		106.2
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	5.8		7.1		18.2
Construction Expenditures Included in Current Liabilities as of December 31,																	93.0		88.5		106.2
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,																	4.0		0.0		2.1
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage																	$ 2.2		$ 2.6		$ 0.7
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	10.00%		10.00%		10.00%
Revenues
TOTAL REVENUES	$ 574.5		629.7		589.7		576.8		535.7		557.7		467.3		560.5		$ 2,370.7		$ 2,121.2		$ 2,167.6
Expenses
Depreciation and Amortization																	293.1		210.9		191.7
TOTAL EXPENSES																	1,993.5		1,774.0		1,793.3
OPERATING INCOME (LOSS)	52.2		110.2		117.4		97.4		82.8	[2]	113.6	[2]	33.6	[2]	117.2	[2]	377.2		347.2		374.3
Other Income (Expense)
Allowance for Equity Funds Used During Construction																	11.9		11.1		15.3
Interest Expense																	(124.1)		(110.8)		(100.8)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																	290.4		268.1		307.4
Income Tax Expense (Benefit)																	29.1		81.4		67.5
NET INCOME (LOSS)	29.7		72.7		94.7		64.2		42.9		64.9		10.5		68.4		261.3		186.7		239.9
Accounts Receivable:
Customers	63.1								56.4								63.1		56.4
Total Accounts Receivable	143.0								115.6								143.0		115.6
Accrued Tax Benefits	26.6								58.4								26.6		58.4
TOTAL CURRENT ASSETS	430.4								434.0								430.4		434.0
Property, Plant and Equipment
Transmission	1,576.8								1,504.0								1,576.8		1,504.0
Other Property, Plant and Equipment	583.8								595.2								583.8		595.2
Construction Work in Progress	465.3								460.2								465.3		460.2
Total Property, Plant and Equipment	9,762.8								9,074.6								9,762.8		9,074.6
Accumulated Depreciation and Amortization	3,151.6								3,024.2								3,151.6		3,024.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,611.2								6,050.4								6,611.2		6,050.4
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	3,181.0								3,287.6								3,181.0		3,287.6
TOTAL ASSETS	10,222.6								9,772.0								10,222.6		9,772.0
Current Liabilities
Accounts Payable	174.7								154.5								174.7		154.5
Affiliated Companies	70.2								98.3								70.2		98.3
Accrued Taxes	90.7								81.3								90.7		81.3
TOTAL CURRENT LIABILITIES	698.1								1,211.3								698.1		1,211.3
Liabilities, Noncurrent
Deferred Income Taxes	948.0								953.8								948.0		953.8
Regulatory Liabilities and Deferred Investment Tax Credits	1,574.5								1,708.7								1,574.5		1,708.7
TOTAL NONCURRENT LIABILITIES	7,171.7								6,343.1								7,171.7		6,343.1
TOTAL LIABILITIES	7,869.8								7,554.4								7,869.8		7,554.4
Equity [Abstract]
Retained Earnings	1,329.1								1,192.2								1,329.1		1,192.2
TOTAL LIABILITIES AND EQUITY	10,222.6								9,772.0								10,222.6		9,772.0
Operating Activites
NET INCOME (LOSS)	29.7		72.7		94.7		64.2		42.9		64.9		10.5		68.4		261.3		186.7		239.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																	293.1		210.9		191.7
Deferred Income Taxes																	(42.9)		200.7		105.1
Allowance for Equity Funds Used During Construction																	(11.9)		(11.1)		(15.3)
Change in Other Noncurrent Assets																	(32.6)		(88.4)		(56.4)
Increase (Decrease) in Other Noncurrent Liabilities																	72.1		37.4		58.2
Accounts Receivable, Net																	4.8		(1.1)		0.5
Accounts Payable																	(14.1)		17.6		11.6
Accrued Taxes, Net																	41.2		(16.6)		6.0
Net Cash Flows from (Used for) Operating Activities																	725.7		661.3		529.7
Investing Activities
Net Cash Flows from (Used for) Investing Activities																	(654.8)		(790.9)		(760.1)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities																	(69.8)		129.7		230.5
Net Increase (Decrease) in Cash and Cash Equivalents																	1.1		0.1		0.1
Cash and Cash Equivalents at Beginning of Period							1.3								1.2		1.3		1.2		1.1
Cash and Cash Equivalents at End of Period	2.4								1.3								2.4		1.3		1.2
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt																	1,168.1		530.1		569.4
Repayments of Long-term Debt																	884.9		260.7		100.2
Net Income (Loss)	29.7		72.7		94.7		64.2		42.9		64.9		10.5		68.4		261.3		186.7		239.9
Retained Earnings	$ 1,329.1								1,192.2								$ 1,329.1		1,192.2
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%																25.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%																59.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%																15.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%																1.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%																2.00%
Ohio Power Co [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							3.1										$ 3.1
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment																	232.6		200.9		202.3
Amortization of Certain Securitized Assets																	47.9		44.4		44.3
Amortization of Regulatory Assets and Liabilities																	(20.8)		(19.4)		(8.0)
Utilities Operating Expense, Depreciation and Amortization																	259.7		225.9		238.6
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	97.1		100.0		109.9
Income Taxes Paid, Net																	51.3		48.5		220.4
Construction in Progress Expenditures Incurred but Not yet Paid																	98.2		87.8		44.6
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	4.4		4.5		3.4
Construction Expenditures Included in Current Liabilities as of December 31,																	98.2		87.8		44.6
Restricted Cash	$ 27.6								26.6								27.6		26.6
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	32.5								29.7								$ 32.5		$ 29.7		$ 30.3				$ 30.8
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	10.00%		10.00%		10.00%
Revenues
TOTAL REVENUES	745.4		778.3		748.8		790.9		731.9		742.0		663.9		746.1		$ 3,063.4		$ 2,883.9		$ 2,953.9
Expenses
Depreciation and Amortization																	259.7		225.9		238.6
TOTAL EXPENSES																	2,643.6		2,318.2		2,449.8
OPERATING INCOME (LOSS)	118.2		79.9		104.4		117.3		144.2	[2]	153.4	[2]	118.5	[2]	149.6	[2]	419.8		565.7		504.1
Other Income (Expense)
Allowance for Equity Funds Used During Construction																	9.8		6.4		6.0
Interest Expense																	(100.7)		(101.9)		(112.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																	349.5		483.2		426.0
Income Tax Expense (Benefit)																	24.0		159.3		143.8
NET INCOME (LOSS)	88.4		88.7		68.8		79.6		92.8		82.6		62.3		86.2		325.5		323.9		282.2
Accounts Receivable:
Customers	111.1								67.8								111.1		67.8
Total Accounts Receivable	202.6								169.0								202.6		169.0
TOTAL CURRENT ASSETS	319.6								397.9								319.6		397.9
Property, Plant and Equipment
Transmission	2,544.3								2,419.2								2,544.3		2,419.2
Other Property, Plant and Equipment	574.8								495.9								574.8		495.9
Construction Work in Progress	432.1								410.1								432.1		410.1
Total Property, Plant and Equipment	8,493.5								7,951.6								8,493.5		7,951.6
Accumulated Depreciation and Amortization	2,218.6								2,184.8								2,218.6		2,184.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,274.9								5,766.8								6,274.9		5,766.8
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	841.4								1,097.0								841.4		1,097.0
TOTAL ASSETS	7,435.9								7,261.7								7,435.9		7,261.7
Current Liabilities
Accounts Payable	211.9								205.8								211.9		205.8
Affiliated Companies	102.9								118.2								102.9		118.2
Accrued Taxes	537.8								512.5								537.8		512.5
TOTAL CURRENT LIABILITIES	1,347.7								1,593.8								1,347.7		1,593.8
Liabilities, Noncurrent
Deferred Income Taxes	763.3								762.9								763.3		762.9
Regulatory Liabilities and Deferred Investment Tax Credits	1,221.2								1,100.2								1,221.2		1,100.2
TOTAL NONCURRENT LIABILITIES	3,790.8								3,357.6								3,790.8		3,357.6
TOTAL LIABILITIES	5,138.5								4,951.4								5,138.5		4,951.4
Equity [Abstract]
Retained Earnings	1,136.4								1,148.4								1,136.4		1,148.4
TOTAL LIABILITIES AND EQUITY	7,435.9								7,261.7								7,435.9		7,261.7
Operating Activites
NET INCOME (LOSS)	88.4		88.7		68.8		79.6		92.8		82.6		62.3		86.2		325.5		323.9		282.2
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																	259.7		225.9		238.6
Deferred Income Taxes																	(36.2)		147.9		(39.2)
Allowance for Equity Funds Used During Construction																	(9.8)		(6.4)		(6.0)
Amortization of Deferred Property Taxes																	(12.5)		(17.9)		(9.8)
Change in Other Noncurrent Assets																	(9.8)		(51.1)		(44.6)
Increase (Decrease) in Other Noncurrent Liabilities																	53.8		15.8		31.0
Accounts Receivable, Net																	43.1		(30.1)		(26.6)
Accounts Payable																	(13.8)		11.6		13.7
Accrued Taxes, Net																	26.8		(9.4)		(6.0)
Net Cash Flows from (Used for) Operating Activities																	1,028.7		622.2		646.3
Investing Activities
Net Cash Flows from (Used for) Investing Activities																	(707.5)		(530.9)		(97.3)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities																	(318.4)		(91.9)		(549.5)
Cash and Cash Equivalents at Beginning of Period							3.1										3.1
Cash and Cash Equivalents at End of Period	4.9								3.1								4.9		3.1
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt																	392.8		0.0		0.0
Repayments of Long-term Debt																	397.1		46.4		395.9
Net Income (Loss)	88.4		88.7		68.8		79.6		92.8		82.6		62.3		86.2		325.5		323.9		282.2
Retained Earnings	$ 1,136.4								1,148.4								$ 1,136.4		1,148.4
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%																25.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%																59.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%																15.00%
Ohio Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%																1.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%																2.00%
Public Service Co Of Oklahoma [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							1.6								1.5		$ 1.6		1.5		1.4
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment																	155.5		131.4		122.6
Amortization of Certain Securitized Assets																	0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																	8.5		(1.0)		7.6
Utilities Operating Expense, Depreciation and Amortization																	164.0		130.4		130.2
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	62.0		61.5		60.1
Income Taxes Paid, Net																	17.9		(72.6)		(37.7)
Construction in Progress Expenditures Incurred but Not yet Paid																	33.2		23.1		33.6
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	4.3		2.1		3.1
Construction Expenditures Included in Current Liabilities as of December 31,																	$ 33.2		$ 23.1		$ 33.6
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	10.00%		10.00%		10.00%
Revenues
TOTAL REVENUES	$ 330.8		481.4		398.3		336.8		335.6		442.8		344.7		304.1		$ 1,547.3		$ 1,427.2		$ 1,249.8
Expenses
Depreciation and Amortization																	164.0		130.4		130.2
TOTAL EXPENSES																	1,404.8		1,255.7		1,054.2
OPERATING INCOME (LOSS)	2.9		78.5		57.2		3.9		20.4	[2]	85.9	[2]	45.3	[2]	19.9	[2]	142.5		171.5		195.6
Other Income (Expense)
Allowance for Equity Funds Used During Construction																	0.4		0.5		6.2
Interest Expense																	(63.5)		(53.4)		(51.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																	88.2		122.1		154.4
Income Tax Expense (Benefit)																	5.0		50.1		54.4
NET INCOME (LOSS)	(6.6)		60.4		36.6		(7.2)		0.6		46.2		20.4		4.8		83.2		72.0		100.0
Accounts Receivable:
Customers	32.5								32.5								32.5		32.5
Total Accounts Receivable	64.3								69.4								64.3		69.4
Accrued Tax Benefits	14.7								28.1								14.7		28.1
TOTAL CURRENT ASSETS	157.9								205.3								157.9		205.3
Property, Plant and Equipment
Transmission	892.3								858.8								892.3		858.8
Other Property, Plant and Equipment	303.5								287.4								303.5		287.4
Construction Work in Progress	94.0								111.3								94.0		111.3
Total Property, Plant and Equipment	5,439.6								5,279.8								5,439.6		5,279.8
Accumulated Depreciation and Amortization	1,472.9								1,393.6								1,472.9		1,393.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	3,966.7								3,886.2								3,966.7		3,886.2
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	407.8								416.8								407.8		416.8
TOTAL ASSETS	4,532.4								4,508.3								4,532.4		4,508.3
Current Liabilities
Accounts Payable	126.9								102.4								126.9		102.4
Affiliated Companies	47.1								48.0								47.1		48.0
Accrued Taxes	22.4								22.6								22.4		22.6
TOTAL CURRENT LIABILITIES	821.6								436.0								821.6		436.0
Liabilities, Noncurrent
Deferred Income Taxes	607.8								642.0								607.8		642.0
Regulatory Liabilities and Deferred Investment Tax Credits	864.7								853.5								864.7		853.5
TOTAL NONCURRENT LIABILITIES	2,462.8								2,857.0								2,462.8		2,857.0
TOTAL LIABILITIES	3,284.4								3,293.0								3,284.4		3,293.0
Equity [Abstract]
Retained Earnings	724.7								691.5								724.7		691.5
TOTAL LIABILITIES AND EQUITY	4,532.4								4,508.3								4,532.4		4,508.3
Operating Activites
NET INCOME (LOSS)	(6.6)		60.4		36.6		(7.2)		0.6		46.2		20.4		4.8		83.2		72.0		100.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																	164.0		130.4		130.2
Deferred Income Taxes																	(31.1)		124.7		82.5
Allowance for Equity Funds Used During Construction																	(0.4)		(0.5)		(6.2)
Change in Other Noncurrent Assets																	0.0		(27.2)		(35.9)
Increase (Decrease) in Other Noncurrent Liabilities																	17.6		4.5		(0.1)
Accounts Receivable, Net																	5.1		(10.9)		(9.0)
Accounts Payable																	17.7		(10.7)		25.7
Accrued Taxes, Net																	13.2		0.8		7.4
Net Cash Flows from (Used for) Operating Activities																	330.5		238.1		217.2
Investing Activities
Net Cash Flows from (Used for) Investing Activities																	(233.0)		(261.5)		(259.5)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities																	(97.1)		23.5		42.4
Net Increase (Decrease) in Cash and Cash Equivalents																	0.4		0.1		0.1
Cash and Cash Equivalents at Beginning of Period							1.6								1.5		1.6		1.5		1.4
Cash and Cash Equivalents at End of Period	2.0								1.6								2.0		1.6		1.5
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt																	0.0		0.0		274.2
Repayments of Long-term Debt																	0.5		0.5		275.4
Net Income (Loss)	(6.6)		60.4		36.6		(7.2)		0.6		46.2		20.4		4.8		83.2		72.0		100.0
Retained Earnings	$ 724.7								691.5								$ 724.7		691.5
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%																25.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%																59.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%																15.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%																1.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%																2.00%
Southwestern Electric Power Co [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							1.6								10.3		$ 1.6		10.3		5.2
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment																	237.0		217.2		196.6
Amortization of Certain Securitized Assets																	0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																	2.5		0.2		(0.1)
Utilities Operating Expense, Depreciation and Amortization																	239.5		217.4		196.5
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	125.7		124.4		118.0
Income Taxes Paid, Net																	18.8		(75.3)		(32.0)
Construction in Progress Expenditures Incurred but Not yet Paid																	42.0		71.2		41.8
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																	3.6		3.3		5.9
Construction Expenditures Included in Current Liabilities as of December 31,																	$ 42.0		$ 71.2		$ 41.8
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	10.00%		10.00%		10.00%
Amounts Attributable to AEP Common Shareholders
Net Income (Loss) Attributable to Noncontrolling Interests																	$ 5.0		$ 12.8		$ 4.1
Revenues
TOTAL REVENUES	$ 410.1		535.3		457.1		419.4		436.3		517.6		424.7		401.3		1,821.9		1,779.9		1,748.0
Expenses
Depreciation and Amortization																	239.5		217.4		196.5
TOTAL EXPENSES																	1,544.2		1,475.9		1,430.6
OPERATING INCOME (LOSS)	38.5		127.1		70.5		41.6		41.1	[2]	136.0	[2]	74.1	[2]	52.8	[2]	277.7		304.0		317.4
Other Income (Expense)
Allowance for Equity Funds Used During Construction																	6.0		2.4		11.0
Interest Expense																	(127.9)		(123.4)		(119.7)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																	169.9		189.4		213.9
Income Tax Expense (Benefit)																	20.4		48.1		52.1
NET INCOME (LOSS)	10.5		89.6		38.7		13.4		11.0		84.1		25.1		17.3		152.2		137.5		169.7
Accounts Receivable:
Customers	24.5								70.9								24.5		70.9
Total Accounts Receivable	72.8								125.6								72.8		125.6
TOTAL CURRENT ASSETS	414.5								380.4								414.5		380.4
Property, Plant and Equipment
Transmission	1,866.9								1,679.8								1,866.9		1,679.8
Other Property, Plant and Equipment	762.7								684.1								762.7		684.1
Construction Work in Progress	199.3								233.2								199.3		233.2
Total Property, Plant and Equipment	9,680.1								9,317.8								9,680.1		9,317.8
Accumulated Depreciation and Amortization	2,808.3								2,685.8								2,808.3		2,685.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,871.8								6,632.0								6,871.8		6,632.0
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	342.0								330.5								342.0		330.5
TOTAL ASSETS	7,628.3								7,342.9								7,628.3		7,342.9
Current Liabilities
Accounts Payable	129.1								160.4								129.1		160.4
Affiliated Companies	64.2								63.7								64.2		63.7
Accrued Taxes	42.8								39.0								42.8		39.0
TOTAL CURRENT LIABILITIES	512.9								598.6								512.9		598.6
Liabilities, Noncurrent
Deferred Income Taxes	902.8								917.7								902.8		917.7
Regulatory Liabilities and Deferred Investment Tax Credits	923.0								896.4								923.0		896.4
TOTAL NONCURRENT LIABILITIES	4,799.8								4,509.8								4,799.8		4,509.8
TOTAL LIABILITIES	5,312.7								5,108.4								5,312.7		5,108.4
Equity [Abstract]
Retained Earnings	1,508.4								1,426.6								1,508.4		1,426.6
TOTAL LIABILITIES AND EQUITY	7,628.3								7,342.9								7,628.3		7,342.9
Operating Activites
NET INCOME (LOSS)	10.5		89.6		38.7		13.4		11.0		84.1		25.1		17.3		152.2		137.5		169.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																	239.5		217.4		196.5
Deferred Income Taxes																	1.2		80.5		162.6
Allowance for Equity Funds Used During Construction																	(6.0)		(2.4)		(11.0)
Change in Other Noncurrent Assets																	(18.8)		(9.2)		(13.0)
Increase (Decrease) in Other Noncurrent Liabilities																	46.6		17.0		6.0
Accounts Receivable, Net																	53.5		(32.9)		(5.7)
Accounts Payable																	0.9		10.5		3.5
Accrued Taxes, Net																	2.3		45.7		(68.9)
Net Cash Flows from (Used for) Operating Activities																	504.8		444.7		404.3
Investing Activities
Net Cash Flows from (Used for) Investing Activities																	(528.9)		(220.6)		(594.0)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities																	47.0		(232.8)		194.8
Net Increase (Decrease) in Cash and Cash Equivalents																	22.9		(8.7)		5.1
Cash and Cash Equivalents at Beginning of Period							1.6								10.3		1.6		10.3		5.2
Cash and Cash Equivalents at End of Period	24.5								1.6								24.5		1.6		10.3
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt																	1,065.7		114.6		406.7
Repayments of Long-term Debt																	794.5		353.7		3.3
Income (Loss) from Equity Method Investment																	2.7		(3.8)		7.9
Net Income (Loss)	10.5		$ 89.6		$ 38.7		13.4		11.0		$ 84.1		$ 25.1		17.3		152.2		137.5		$ 169.7
Retained Earnings	$ 1,508.4								1,426.6								$ 1,508.4		$ 1,426.6
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	25.00%																25.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	59.00%																59.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%																15.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%																1.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	49.00%																49.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%																2.00%
Restricted Stock Units and Performance Share Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares | shares																	1,000,000		800,000		200,000
Dilutive Securities, Effect on Basic Earnings Per Share | $ / shares																	$ 0		$ (0.01)		$ 0
Revenues [Member] | AEP Texas Inc. [Member]
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	45.00%	[9]	35.00%	[9],[10]	46.00%	[10]
Revenues [Member] | AEP Transmission Co [Member]
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	77.00%		80.00%		77.00%
Accounts Receivable [Member] | AEP Texas Inc. [Member]
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	35.00%	[9]	31.00%	[9],[10]	42.00%	[10]
Accounts Receivable [Member] | AEP Transmission Co [Member]
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk																	84.00%		85.00%	[11]	86.00%
Previously Reported [Member] | AEP Transmission Co [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							0.0								0.0		$ 0.0		$ 0.0
Supplemental Income Statement Elements
Utilities Operating Expense, Depreciation and Amortization																			97.1
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																			61.2
Construction in Progress Expenditures Incurred but Not yet Paid																			473.7
Noncash Investing and Financing Activities:
Construction Expenditures Included in Current Liabilities as of December 31,																			473.7
Revenues
TOTAL REVENUES																			723.2
Expenses
Depreciation and Amortization																			97.1
TOTAL EXPENSES																			275.4
OPERATING INCOME (LOSS)																			447.8
Other Income (Expense)
Allowance for Equity Funds Used During Construction																			52.3
Interest Expense																			(68.0)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																			433.3
Income Tax Expense (Benefit)																			147.2
NET INCOME (LOSS)																			286.1
Accounts Receivable:
Customers									19.1										19.1
Total Accounts Receivable									113.6										113.6
Accrued Tax Benefits									46.6										46.6
TOTAL CURRENT ASSETS									327.7										327.7
Property, Plant and Equipment
Transmission									5,336.1										5,336.1
Other Property, Plant and Equipment									131.4										131.4
Construction Work in Progress									1,312.7										1,312.7
Total Property, Plant and Equipment									6,780.2										6,780.2
Accumulated Depreciation and Amortization									170.4										170.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET									6,609.8										6,609.8
Other Noncurrent Assets
Deferred Property Taxes									117.8										117.8
TOTAL OTHER NONCURRENT ASSETS									130.6										130.6
TOTAL ASSETS									7,068.1										7,068.1
Current Liabilities
Accounts Payable									473.2										473.2
Affiliated Companies									52.9										52.9
Accrued Taxes									225.4										225.4
TOTAL CURRENT LIABILITIES									836.3										836.3
Liabilities, Noncurrent
Deferred Income Taxes									601.7										601.7
Regulatory Liabilities and Deferred Investment Tax Credits									493.7										493.7
TOTAL NONCURRENT LIABILITIES									3,626.5										3,626.5
TOTAL LIABILITIES									4,462.8										4,462.8
Equity [Abstract]
Retained Earnings									788.7										788.7
TOTAL MEMBER'S EQUITY									2,605.3										2,605.3
TOTAL LIABILITIES AND EQUITY									7,068.1										7,068.1
Operating Activites
NET INCOME (LOSS)																			286.1
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																			97.1
Deferred Income Taxes																			272.8
Allowance for Equity Funds Used During Construction																			(52.3)
Amortization of Deferred Property Taxes																			(15.6)
Change in Other Noncurrent Assets																			9.8
Increase (Decrease) in Other Noncurrent Liabilities																			27.3
Accounts Receivable, Net																			(34.5)
Accounts Payable																			9.8
Accrued Taxes, Net																			13.0
Net Cash Flows from (Used for) Operating Activities																			604.8
Investing Activities
Net Cash Flows from (Used for) Investing Activities																			(1,595.6)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities																			990.8
Net Increase (Decrease) in Cash and Cash Equivalents																			0.0
Cash and Cash Equivalents at Beginning of Period							0.0								0.0		0.0		0.0
Cash and Cash Equivalents at End of Period									0.0										0.0		$ 0.0
Organization and Summary of Significant Accounting Policies (Textuals)
Net Income (Loss)																			286.1
Retained Earnings									788.7										788.7
Revision [Member] | AEP Transmission Co [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period							0.0								0.0		0.0		0.0
Supplemental Income Statement Elements
Utilities Operating Expense, Depreciation and Amortization																			(1.4)
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																			1.2
Construction in Progress Expenditures Incurred but Not yet Paid																			11.3
Noncash Investing and Financing Activities:
Construction Expenditures Included in Current Liabilities as of December 31,																			11.3
Revenues
TOTAL REVENUES																			(16.3)
Expenses
Depreciation and Amortization																			(1.4)
TOTAL EXPENSES																			(1.4)
OPERATING INCOME (LOSS)																			(14.9)
Other Income (Expense)
Allowance for Equity Funds Used During Construction																			(3.3)
Interest Expense																			(2.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)																			(20.4)
Income Tax Expense (Benefit)																			(5.0)
NET INCOME (LOSS)																			(15.4)
Accounts Receivable:
Customers									(4.1)										(4.1)
Total Accounts Receivable									(4.1)										(4.1)
Accrued Tax Benefits									2.8										2.8
TOTAL CURRENT ASSETS									(1.3)										(1.3)
Property, Plant and Equipment
Transmission									(16.4)										(16.4)
Other Property, Plant and Equipment									(4.6)										(4.6)
Construction Work in Progress									11.3										11.3
Total Property, Plant and Equipment									(9.7)										(9.7)
Accumulated Depreciation and Amortization									(17.8)										(17.8)
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET									8.1										8.1
Other Noncurrent Assets
Deferred Property Taxes									7.2										7.2
TOTAL OTHER NONCURRENT ASSETS									7.2										7.2
TOTAL ASSETS									14.0										14.0
Current Liabilities
Accounts Payable									11.3										11.3
Affiliated Companies									13.2										13.2
Accrued Taxes									6.1										6.1
TOTAL CURRENT LIABILITIES									30.6										30.6
Liabilities, Noncurrent
Deferred Income Taxes									(1.3)										(1.3)
Regulatory Liabilities and Deferred Investment Tax Credits									0.1										0.1
TOTAL NONCURRENT LIABILITIES									(1.2)										(1.2)
TOTAL LIABILITIES									29.4										29.4
Equity [Abstract]
Retained Earnings									(15.4)										(15.4)
TOTAL MEMBER'S EQUITY									(15.4)										(15.4)
TOTAL LIABILITIES AND EQUITY									14.0										14.0
Operating Activites
NET INCOME (LOSS)																			(15.4)
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization																			(1.4)
Deferred Income Taxes																			(1.3)
Allowance for Equity Funds Used During Construction																			3.3
Amortization of Deferred Property Taxes																			(7.2)
Change in Other Noncurrent Assets																			1.2
Increase (Decrease) in Other Noncurrent Liabilities																			0.2
Accounts Receivable, Net																			4.1
Accounts Payable																			13.2
Accrued Taxes, Net																			3.3
Net Cash Flows from (Used for) Operating Activities																			0.0
Investing Activities
Net Cash Flows from (Used for) Investing Activities																			0.0
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities																			0.0
Net Increase (Decrease) in Cash and Cash Equivalents																			0.0
Cash and Cash Equivalents at Beginning of Period							$ 0.0								$ 0.0		$ 0.0		0.0
Cash and Cash Equivalents at End of Period									0.0										$ 0.0		$ 0.0
Organization and Summary of Significant Accounting Policies (Textuals)
Error Corrections and Prior Period Adjustments, Description																			The $(20) million adjustment to pretax income for the year ended December 31, 2017 includes adjustments of $(12) million relating to 2016 and earlier periods. The effect of recording this adjustment of $(12) million in 2017 is not material to AEPTCo’s financial statements for 2017 or any earlier period				AEPTCo recorded a pretax out of period correction of an error of approximately $17 million related to revenue recorded from 2013 through March 31, 2018 in the second quarter of 2018	The impact of this misstatement reduced AEPTCo’s pretax income by approximately $7 million on a cumulative basis for the period 2011 through June 30, 2018
Net Income (Loss)																			$ (15.4)
Retained Earnings									$ (15.4)										$ (15.4)

[1]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[2]	Amounts reflect the adoption of ASU 2017-07 “Compensation - Retirement Benefits”. See Note 2 - New Accounting Pronouncements for additional information.
[3]	(a)Reflects the revisions made to AEPTCo’s previously issued financial statements. For additional details on the revisions to AEPTCo’s financial statements, see “Revisions to Previously Issued Financial Statements” below.
[4]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[5]	The amounts presented for the Quarterly Periods Ended March 31, 2018 and June 30, 2018 reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously issued Financial Statement” section of Note 1.
[6]	The amount presented reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[7]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[8]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[9]	Just Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.
[10]	TXU Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.
[11]	Reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.